Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Cash denominated in foreign currencies	$ 43,923	$ (1,733,117)
Cash denominated in foreign currencies, proceeds		1,731,179
Cash denominated in foreign currencies, cost	42,164
Cash held for margin requirements	27,194,974	$ 29,644,918
Uncertain tax position	$ 0
Percentage basis of funds on deposit for interest income recognition	100.00%
Partnership assets percentage not deposited as margin credit for interest income	80.00%
General Partner flat rate annual brokerage fee on net assets	0.1667%
General Partner flat rate monthly brokerage fee on net assets	2.00%
Percentage basis Partnership offer price to net asset value per Unit	100.00%
Limited partners unit that can be redeemed	100.00%
Earliest Tax Year [Member]
Accounting Policies [Line Items]
Open tax year	2014
Latest Tax Year [Member]
Accounting Policies [Line Items]
Open tax year	2017
Minimum [Member]
Accounting Policies [Line Items]
Incremental additional subscriptions	$ 10,000
ERISA/IRA Investors [Member]
Accounting Policies [Line Items]
Minimum partnership subscription amount	10,000
Class of Units A [Member]
Accounting Policies [Line Items]
Minimum partnership subscription amount	25,000
Class of Units D [Member]
Accounting Policies [Line Items]
Minimum partnership subscription amount	$ 5,000,000